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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sander Capital Advisors, Inc.
                 -------------------------------
   Address:      4105 E. Madison St.
                 -------------------------------
                 Seattle, WA 98112
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elaine Peretti
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   206 323 8822
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Elaine Peretti                 Seattle, WA         August 23, 2002
-------------------------------    -----------------   ---------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
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                                                     14149Y
Cardinal Health                          Com          108      2450     39900
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                                                     17275R
Cisco Systems                            Com          102       698     50060
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                                                     172967
Citigroup                                Com          101      2717     70127
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                                                     206197
Concord EFS Inc                          Com          105      3041    100900
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                                                     313400
Federal Home Loan Mtg                    Com          301      2783     45480
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                                                     319963
First Data Corp                          Com          104      1194     32100
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                                                     369604
General Electric                         Com          103      1683     57950
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                                                     478160
Johnson & Johnson                        Com          104      2278     43600
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                                                     500255
Kohls Corp.                              Com          104      1496     21350
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                                                     50075N
Kraft Foods                              Com          104      2874     70200
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                                                     55262L
MBNA CORP                                Com          100      2308     69800
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                                                     594918
Microsoft Corp                           Com          104      7904    144512
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                                                     713448
Pepsico, Inc                             Com          108      1899     39403
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                                                     717081
Pfizer, Inc                              Com          103       490     14000
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  COLUMN TOTALS                                               33815    799382
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


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
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                                        Unit        595635
Midcap SPDR TR                          Ser 1        103        1137     12700
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                                                    786514
Gateway, Inc.                            Com          208       1082     37100
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                                                    855244
Starbucks Corp                           Com         109        4748    191100
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                                                    91324P
United Healthgroup                       Com         102        1510     16500
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                                                    931142
Walmart Stores                           Com         103        3251     59100
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                                                    939322
Washington Mutual Svg.                   Com         103        3271     88150
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  COLUMN TOTALS                                                14998    404650
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

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0
                                                           ----------------

Form 13F Information Table Entry Total:                                  20
                                                           ----------------

Form 13F Information Table Value Total:                   $           48813
                                                           ----------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE